Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	36-3871531
Plan number	001
Contributions Not Corrected
Contributions Corrected Outside VFCP
Contributions Pending Correction in VFCP
Total Fully Corrected Under VFCP and PTE 2002-51	15,530,279
Participant contributions corrected, related earnings excluded	$ 685,719